Financial Assets and Liabilities - Summary of Categorization of Financial Instruments, Excluding Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
Financial Assets	$ 374,266,941	$ 260,844,606
Financial Liabilities:
Financial Liabilities	837,915,964	813,864,161
Loans and receivables [member]
Financial Assets:
Financial Assets	177,207,999	207,635,765
Loans and receivables [member] | Related parties [member]
Financial Assets:
Financial Assets	1,391,300	1,273,140
Fair value through profit or loss [member]
Financial Assets:
Financial Assets	20,928,335	6,825,760
Fair value through OCI [member]
Financial Assets:
Financial Assets	50,033,111	37,572,410
Equity investments at fair value through OCI and other short term investments [member]
Financial Assets:
Financial Assets	54,636,395	47,718,025
Equity investments at fair value through OCI and other short term investments [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	4,603,284	10,145,615
Equity investments at fair value through OCI and other short term investments [member] | Fair value through OCI [member]
Financial Assets:
Financial Assets	50,033,111	37,572,410
Accounts receivable from subscribers distributors contractual assets and other net [member] | Loans and receivables [member]
Financial Assets:
Financial Assets	171,213,415	196,217,010
Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	14,230,249	9,596,751
Financial instruments, class [member] | Fair value through profit or loss [member]
Financial Assets:
Financial Assets	20,928,335	6,825,760
Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial Liabilities	109,327,241	120,596,733
Liability Related to Right of Use of Assets [Member] | Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	109,327,241	120,596,733
Loans and receivables [member]
Financial Liabilities:
Financial Liabilities	928,705,585	964,424,453
Loans and receivables [member] | Related parties [member]
Financial Liabilities:
Financial Liabilities	3,999,916	3,460,419
Loans and receivables [member] | Debt [Member]
Financial Liabilities:
Financial Liabilities	628,382,956	624,254,477
Loans and receivables [member] | Accounts payable [Member]
Financial Liabilities:
Financial Liabilities	186,995,472	216,112,824
Fair value through profit or loss [Member]
Financial Liabilities:
Financial Liabilities	14,230,249	9,596,751
Fair value through profit or loss [Member] | Financial instruments, class [member]
Financial Liabilities:
Financial Liabilities	$ 14,230,249	$ 9,596,751